Interests in Associates - Summary of Interests in Associates (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Share of post-acquisition changes in net assets	¥ 1,118	¥ (922)
Unlisted equity investments, at cost	38,051	35,726
Fair value of listed investments	46,797
At cost [member]
Disclosure of associates [line items]
Unlisted equity investments, at cost	¥ 36,933	¥ 36,648